Commitments and Contingencies (Tables)	12 Months Ended
Apr. 29, 2017
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Minimum rentals	$302,784	297,322	294,214
Percentage rentals	1,353	1,821	2,305

	$304,137	299,143	296,519

Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, non-cancelable lease terms greater than one year, and NOOK leases as of April 29, 2017 are:

Fiscal Year
2018	$314,274
2019	263,121
2020	202,711
2021	141,638
2022	96,621
After 2022	106,648

$1,125,013

Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments

Purchase obligations, which include hardware and software maintenance contracts and inventory purchase commitments, as of April 29, 2017 are as follows:

Less Than 1 Year	$34,105
1-3 Years	21,231
3-5 Years	—
More Than 5 Years	—

Total	$55,336